Financial Risk Management - Summary of Currency Derivatives Designated as Hedging Instruments (Detail) - Cash flow hedges [member] - Foreign exchange forward contracts [member] $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Notional Amount (USD millions)	3,977
Maturity within 3 months [member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Notional Amount (USD millions)	961
Average forward rate (SEK/USD)	9.93
Maturity between 3 and 12 months [member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Notional Amount (USD millions)	1,082
Average forward rate (SEK/USD)	10.57
Longer than 1 year [member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Notional Amount (USD millions)	1,934
Average forward rate (SEK/USD)	10.19